Long-term Debt, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Schedule of Debt

	December 26, 2020	December 28, 2019
Term Loan	$240,552	$227,956
Revolving Credit Facility	30,000	3,000
Less: current portion	(2,428)	(2,285)
Total long-term debt	268,124	228,671
Less: unamortized deferred financing costs	(5,149)	(5,677)
Total long-term debt, net	$262,975	$222,994

Schedule of annual future principal payments due on the term loan

Annual future principal payments due on the term loan as of December 26, 2020 are as follows:

Fiscal Years Ending	Amount
2021	$2,428
2022	2,428
2023	2,428
2024	233,268
Total principal	240,552
Less: unamortized debt discount	(5,149)
Total debt, net	$235,403

European Wax Center, Inc. and Subsidiaries
Schedule of Debt

	September 25,2021	December 26,2020
2026 Term Loan	$180,000	$—
Previous Term Loan	—	240,552
Previous Revolving Credit Facility	—	30,000
Less: current portion	(3,375)	(2,428)
Total long-term debt	176,625	268,124
Less: unamortized debt discount and deferred financing costs	(1,867)	(5,149)
Total long-term debt, net	$174,758	$262,975